PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Jun. 30, 2026
PROPERTY AND EQUIPMENT, NET
Schedule of property and equipment, net

	June 30,	June 30,	June 30,
	2025	2026	2026
	RMB	RMB	US Dollars
Motor vehicles	¥3,665,426	¥3,779,077	$556,967
Office equipment and fixtures	1,368,950	1,469,444	216,569
Production equipment	30,938,857	30,637,087	4,515,348
Leasehold improvement	2,260,000	2,260,000	333,083
Total cost	38,233,233	38,145,608	5,621,967
Less: accumulated depreciation	(18,072,448)	(20,814,564)	(3,067,687)
Less: accumulated impairment	(174,150)	(172,300)	(25,394)
Property and equipment, net	¥19,986,635	¥17,158,744	$2,528,886